Invesco P.O. Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173

713 626 1919 www.invesco.com
July 12, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Investment Funds (Invesco Investment Funds) CIK 0000826644
Ladies and Gentlemen:
On behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 125 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed in order to add a new fund, Invesco Global Markets Strategy Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.
Very truly yours,
/s/ Stephen Rimes
Stephen Rimes
Assistant General Counsel